GOF P-4 08/14

SUPPLEMENT DATED AUGUST 15, 2014

TO THE CURRENTLY EFFECTIVE PROSPECTUSES

OF

EACH OF THE LISTED FUNDS

Franklin Money Fund

Franklin Templeton Money Fund Trust

Franklin Templeton Money Fund

Institutional Fiduciary Trust

Money Market Portfolio

Franklin California Tax-Free Trust

Franklin California Tax-Exempt Money Fund

The prospectus is amended by adding the following paragraph below the “Minimum Investments” table in the “Your Account - Buying Shares” section:

The Fund does not permit investments by futures commission merchants or derivatives clearing organizations for their futures customers.

Please keep this supplement with your prospectus for future reference.